Auritec License Agreement (Tables)	12 Months Ended
Dec. 31, 2023
License Agreement [Abstract]
Schedule of milestone payment	The following table summarizes the milestone payment schedule.

Milestone Event	Milestone Payment

Successful Completion of a Phase 2b Study	5,000,000
First OA Regulatory Approval	5,000,000
Second OA Regulatory Approval	5,000,000
Non-OA Indication Regulatory Approval	10,000,000
First calendar year in which aggregate Net Sales by Eupraxia USA, its affiliates and sublicenses exceed $500,000,000	5,000,000

Maximum milestones payable	$30,000,000

Schedule of non-royalty monetization revenue percentage	The following table summarizes the
Non-Royalty
Monetization Revenue percentage schedule:

Date of Execution	Percentage of Non-Royalty Monetization Revenue
Prior to Successful Completion of a Phase 2b Study	30%
After Successful Completion of a Phase 2b Study but prior to Successful Completion of a Phase 3 Study	20%
After Successful Completion of a Phase 3 Study but prior to Regulatory Approval of a Product in the Eupraxia Field from FDA in the United States	15%
After Regulatory Approval of a Product in the Eupraxia Field from FDA in the United States	10%